Risk management and concentrations of risk - Interest rate swap agreements (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
2.941% Interest Rate [Member]
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional amount	$ 52,086
Derivative Liability, Fair Value carrying amount assets	$ (2,869)
Derivative, Term	Jan 2026
Derivative, Fixed interest rate	2.941%
2.838% Interest Rate [Member]
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional amount	$ 52,086
Derivative Liability, Fair Value carrying amount assets	$ (2,610)
Derivative, Term	Oct 2025
Derivative, Fixed interest rate	2.838%
2.735% Interest Rate [Member]
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional amount	$ 52,086
Derivative Liability, Fair Value carrying amount assets	$ (2,527)
Derivative, Term	Jan 2026
Derivative, Fixed interest rate	2.735%
2.650% Interest Rate [Member]
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional amount	$ 52,086
Derivative Liability, Fair Value carrying amount assets	$ (2,388)
Derivative, Term	Jan 2026
Derivative, Fixed interest rate	2.65%
Lampung facility
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional amount	$ 64,437
Derivative Liability, Fair Value carrying amount assets	$ (2,476)
Derivative, Term	Sep 2026
Derivative, Fixed interest rate	2.80%